CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
CURRENT ASSETS
Cash and cash equivalents	$ 709,857	$ 29,491	$ 12
Accounts receivable, net of allowance for doubtful accounts of $0	11,712
Other receivables	83,000
Inventories	38,625		1,545,490
Prepayments	11,310
Assets from discontinued operations	6,406	6,406	6,406
TOTAL CURRENT ASSETS	860,910	35,897	1,551,908
PROPERTY AND EQUIPMENT
Property and equipment, net of accumulated depreciation of $16,170	2,726,105
Deposits	75,425	350	11,150
Intangible assets, net			2,179,574
TOTAL NONCURRENT ASSETS	75,425	350	2,190,724
TOTAL ASSETS	3,662,440	36,247	3,742,632
CURRENT LIABILITIES
Accounts payable	5,074,857	5,315,659	4,220,167
Notes payable	8,019,681	7,811,510	7,391,718
Other accrued liabilities	1,659,951	3,576,587	3,311,025
Deferred revenues	210,312
Derivative liabilities	1,553,021	1,329,489	1,406,665
Liabilities from discontinued operations	1,365,929	1,365,929	1,387,406
TOTAL CURRENT LIABILITIES	17,883,751	19,399,174	17,716,981
TOTAL LIABILITIES	17,883,751	19,399,174	17,716,981
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY ( DEFICIT)
Common Stock Value	3,987	3,226	2,631
Additional paid-in capital Common Stock	130,399,433	125,146,946	120,114,115
Accumulated deficit	(144,624,731)	(144,513,099)	(134,717,089)
STOCKHOLDERS' EQUITY ( DEFICIT)	(14,221,311)	(19,362,927)	(13,974,349)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	3,662,440	36,247	3,742,632
Series E Preferred Stock
STOCKHOLDERS' EQUITY ( DEFICIT)
Preferred Stock			100
Additional paid-in capital - Series E Preferred stock			$ 625,894